Accounting policies (Policies)	6 Months Ended
Jun. 30, 2019
Accounting policies
Description of accounting policies and methods of computation followed in interim financial statements

The accounting policies, methods of computation and presentation of the Consolidated Group and the Parent Company are, in all material aspects, the same as those used for the 2018 annual financial statements, except for the application of the new and amended standards from IASB that entered into force beginning January 1, 2019 and the amendments to FFFS 2008:25. This interim report does not include all the disclosures required in the annual financial statements, and should be read in conjunction with the company’s annual financial statements as of December 31, 2018.